SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10 - SHAREHOLDERS' EQUITY

A.
Effective April 4, 2018, the Company's Board of Directors effected a reverse share split of 1-for-12 (i.e., 12 ordinary shares were combined into one ordinary share) (“Reverse Share Split”). Share and per share amounts in the financial statements, prior to April 4, 2018, have been adjusted to reflect the Reverse Share Split.

B.	Ordinary shares

1. The ordinary shares provide their holder with rights to receive dividends in cash and shares, and rights to participate at the time of distributing liquidation dividends. Additionally, the ordinary shareholders have the right to vote at shareholder meetings in a manner that each share provides one voting right to its holder.

2.	Changes in ordinary share capital

a)
On May 11, 2010, the Company issued, free of charge, to all of its shareholders (except for certain ordinary shareholders), warrants to purchase an aggregate of 32,174 ordinary shares (hereafter- "Anti-dilution Warrants"). The Anti-dilution Warrants were issued in order to prevent the dilution of the holdings of such Company shareholders due to certain options granted to the then Company's CEO ("CEO options"). The Anti-dilution Warrants were subject to automatic exercise, without consideration (unless the holder thereof objected to such exercise), upon the exercise by the Company's CEO of the CEO Options. The fair value of the Anti-dilution Warrants on the grant date was immaterial. Anti-dilution warrants to purchase 734 and 7,724 ordinary shares were exercised during the years ended December 31, 2019 and 2018, respectively. The remaining Anti-dilution Warrants to purchase 6,512 ordinary shares expired on May 11, 2020.

b)
On February 24, 2015, the Company consummated an IPO in the U.S. of 166,667 units at a public offering price of $72 per unit, before underwriting discounts and offering expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitled the holder to purchase one ordinary share at an exercise price of $90. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $82.80. The Series A Warrants expired on February 24, 2020.

The Company granted the underwriters a 45-day over-allotment option to purchase up to 25,000 additional units (together with an accompanying 37,500 Long Term Incentive Warrants). The option to purchase additional 8,334 units was partially exercised on March 6, 2015. The units were separated into one ordinary share and one-half of a Series A Warrant to purchase one ordinary share on March 18, 2015, and the units ceased to exist as of such date. On April 6, 2015, the option to purchase an additional 12,500 ordinary shares and 6,250 Series A Warrants was partially exercised. The Company received net proceeds from the IPO and partial exercise of the over-allotment option of approximately $10,800 (net of issuance cost of approximately $2,900, including certain warrants with a value of $196 issued in connection with the IPO).

c)	Immediately prior to the consummation of the IPO, certain members of the Company's management exercised options to purchase 25,624 ordinary shares granted to them under the 2006 Unit Option Plan.

d)
On August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12,000 from certain lenders and existing shareholders (the "Lenders"). The credit line amount was deposited in an escrow account at the closing, which was consummated on October 14, 2014. The Company issued to each Lender at closing a warrant (collectively, the "Credit Line Warrants"), to purchase a number of the Company's ordinary shares constituting 2% of its share capital on a fully diluted basis (assuming conversion of all of the Company's convertible securities into ordinary shares at a 1:1 conversion rate) as of the closing for each $1,000 (or portion thereof) extended by such Lender. The Company issued Credit Line Warrants ("CLA Warrants") to purchase in the aggregate 221,556 of its ordinary shares. The CLA Warrants are exercisable for a period of ten years at an exercise price of NIS 2.40 per share, and may be exercised on a net issuance basis.

Under the terms of the credit line agreement, the Company directed that the entire credit line amount (that was in escrow) be invested in the Private Placement, consummated simultaneously with the consummation of the IPO on February 24, 2015. The Company issued to the Lenders 166,667 units at a price of $72 per unit, before issuance cost. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitled the holder to purchase one ordinary share at an exercise price of $90. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $82.80. The Company received net proceeds from the Private Placement of approximately $10,900 (net of issuance cost of approximately $1,200, including certain warrants with a value of $125 issued in connection with the Private Placement). The Series A Warrants expired on February 24, 2020. As of December 31, 2021 and December 31, 2020, Long Term Incentive Warrants to purchase 378,047 ordinary shares were outstanding. The Long Term Incentive Warrants expired on February 24, 2022.

e)	No CLA Warrants were exercised during the years ended December 31, 2021 and 2020. As of December 31, 2021, CLA Warrants to purchase 7,389 ordinary shares were outstanding.

f)
Upon the closing of the IPO, the Company issued warrants to purchase 8,334 ordinary shares at an exercise price of $90 to the IPO lead underwriter and warrants to purchase 1,250 ordinary shares at an exercise price of $60.72 to the Company's U.S. legal counsel. These warrants expired on February 24, 2020.

g)
On August 11, 2016, the Company consummated a registered direct offering of 53,635 ordinary shares at a price of $22.80 per share and pre-funded warrants to purchase 209,524 ordinary shares at a purchase price of $22.20 per pre-funded warrant. The pre-funded warrants have an exercise price of $0.60 per share, subject to certain adjustments and will expire on August 11, 2023, unless otherwise extended in accordance with the terms of the pre-funded warrants. The Company received gross proceeds from the August registered direct offering of approximately $5,900 (including proceeds from the exercise of 47,917 pre-funded warrants at the closing of the offering). On January 23, 2017, the remaining pre-funded warrants to purchase 24,167 ordinary shares were exercised, for additional proceeds of approximately $14.5.

h)
On June 2, 2017, the Company consummated a registered direct offering of 112,460 ordinary shares at a price of $24.00 per share and a simultaneous private placement of one-year warrants to purchase 112,460 ordinary shares at an exercise price of $25.50 per share immediately exercisable. The Company received gross proceeds from this registered direct offering of approximately $2,690. On June 2, 2018, all of the warrants issued in this offering expired. As of December 31, 2021, warrants to purchase 5,625 ordinary shares issued to the placement agent in connection with the offering were outstanding.

i)
On November 22, 2017, the Company consummated a registered direct offering of 189,387 ordinary shares at a price of $13.20 per share and a simultaneous private placement of five-year warrants to purchase 142,042 ordinary shares at an exercise price of $15 per share immediately exercisable. The Company received gross proceeds from this registered direct offering of approximately $2,500. On April 25, 2018, 56,812 of these warrants were cashless exercised into 13,574 ordinary shares. On July 27, 2020, as part of the Warrants Exercise Transaction (see Note 10B(2)(n)), all of the 85,228 warrants that were outstanding as of that date, were exercised into ordinary shares. As of December 31, 2021, warrants to purchase 9,471 ordinary shares issued to the placement agent in connection with the offering were outstanding.

j)
On May 8, 2018, the Company consummated an underwritten public offering (the “2018 Public Offering”) of 2,738,472 units (the “ 2018 Units”), at a public offering price of $5.5 per unit, and 450,909 pre-funded units (the “ 2018 Pre-funded Units”), at a public offering price of $5.49 per 2018 Pre-funded Unit. Each 2018 Unit consisted of one ordinary share of the Company and one Series C warrant to purchase one ordinary share of the Company. Each 2018 Pre-funded Unit consisted of one pre-funded warrant to purchase one ordinary share and one Series C Warrant to purchase one ordinary share. The exercise price of each pre-funded warrant included in the 2018 Pre-funded Unit was $0.01 per share. The Series C warrants have an exercise price of $5.50 per share, are exercisable immediately and will expire five years from the date of issuance.

The Company granted the underwriters a 30-day over-allotment option to purchase up to an additional 478,407 ordinary shares and/or Series C Warrants to purchase up to an additional 478,407 ordinary shares at the public offering price. The underwriters’ option was exercised in full on May 8, 2018.

The Company received gross proceeds from the 2018 Public Offering and exercise in full of the over-allotment option of approximately $20,200 (before deducting underwriting discounts and commissions and other offering fees and expenses). During May 2018, the 450,909 pre-funded warrants were exercised in full in consideration of additional gross proceeds of approximately $4,500. As of December 31, 2021, Series C Warrants to purchase 3,667,788 ordinary shares were outstanding.

k)
On February 6, 2019, the Company issued 1,881,500 units, (the “2019 Units”) at a purchase price of $2.58 per unit, and 1,024,876 pre-funded units (the “2019 Pre-funded Units”), at a purchase price of $2.57 per 2019 Pre-Funded Unit, in a registered direct offering (the “2019 Registered Direct Offering”). Each unit consisted of one ordinary share of the Company and one Series D Warrant to purchase 0.5 ordinary share of the Company. Each 2019 Pre-Funded Unit consisted of one pre-funded warrant to purchase one ordinary share and one Series D Warrant to purchase 0.5 ordinary share. The exercise price of each pre-funded warrant included in the 2019 Pre-Funded Unit was $0.01 per share. The Series D Warrants have an exercise price of $2.58 per ordinary share and are immediately exercisable and will expire on the fifth anniversary of the original issuance date. The Company also issued placement agent warrants to purchase up to an aggregate of 203,446 ordinary shares, on the same terms as the warrants issued to the investors, except they have an exercise price of $3.225 per share. The Company received gross proceeds from the February 2019 Registered Direct Offering of approximately $7,500 (including proceeds from the exercise of 1,024,876 pre-funded warrants), or approximately $6,500, net of issuance expenses in the amount of $987. On July 27, 2020, as part of the Warrants Exercise Transaction (see Note 10B(2)(n)), warrants to purchase 968,992 ordinary shares were exercised for ordinary shares and warrants. As of December 31, 2021, warrants to purchase 484,196 ordinary shares held by certain investors and warrants to purchase 203,446 ordinary shares held by the placement agent were outstanding.

l)
On December 19, 2019, the Company entered into definitive agreements with certain investors to sell an aggregate of 2,720,178 ordinary shares at a purchase price of $1.75 per share in a private placement, resulting in gross proceeds of approximately $4,760. The closing of the transaction occurred in February 2020.

m)	April – May 2020 registered direct offerings

On April 22, 2020, May 4, 2020 and May 13, 2020, the Company issued 6,666,669, 7,500,001 and 5,000,000 ordinary shares, respectively, in registered direct offerings (the “April-May 2020 Registered Direct Offering”) at a purchase price of $0.60 per share and issued to the investors unregistered warrants to purchase an aggregate of 6,666,669, 7,500,001 and 5,000,000 ordinary shares, respectively, in a private placement. The warrants are immediately exercisable and will expire five and one-half years from the issuance date at an exercise price of $0.80 per ordinary share, subject to certain adjustments. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. The Company also issued unregistered placement agent warrants to purchase up to an aggregate of 466,667, 525,000 and 350,000 ordinary shares, respectively, on the same terms as the warrants issued to the investors in the private placement, except they have a term of five years and an exercise price of $0.75 per share. The Company received gross proceeds from the April-May 2020 Registered Direct Offerings of approximately $11,500, or approximately $10,139, net of issuance expenses in the amount of $1,361.

On July 27, 2020, as part of the Warrants Exercise Transaction, warrants to purchase an aggregate 15,000,003 ordinary shares were exercised. During the first quarter of 2021, warrants to purchase 4,166,667 ordinary shares held by certain investors and warrants to purchase 1,341,667 ordinary shares held by the placement agent warrants were exercised into ordinary shares (see Note 10B(2)(n)).

n)
On July 23, 2020, the Company entered into a warrant exercise agreement, (the “Warrants Exercise Transaction”), with several existing institutional investors who are the holders (the “Holders”) of warrants issued in May 2020, April 2020, February 2019 and November 2017 (the “Old Warrants”), to purchase ordinary shares, pursuant to which the Holders agreed to exercise in cash their Old Warrants to purchase up to an aggregate of 16,054,223 ordinary shares having exercise prices ranging from $15.00 to $0.80 per share issued by the Company, at a reduced exercise price of $0.60 per share, resulting in gross proceeds to the Company of approximately $9,632 or approximately $8,712, net of issuance expenses in the amount of approximately $920. Closing occurred on July 27, 2020. Under the Warrants Exercise Transaction agreement, the Company also issued to the Holders new unregistered warrants to purchase up to 19,265,068 ordinary shares, (the “Private Placement Warrants”). The Private Placement Warrants are immediately exercisable, expire five and one-half years from issuance date and have an exercise price of $0.80 per share, subject to certain adjustment. The Private Placement Warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. In addition, the Company issued unregistered placement agent warrants to purchase up to an aggregate of 1,123,796 ordinary shares on the same terms as the warrants issued to the Holders, except that they have an exercise price of $0.75 per share. During the first quarter of 2021, an aggregate of 17,572,552 warrants held by certain investors and 1,123,796 warrants held by the placement agent, were exercised into ordinary shares. As of December 31, 2021, warrants to purchase 1,692,515 ordinary shares held by certain investors, were outstanding.

o)
During the first quarter of 2021, as a result of an exercise of warrants by the investors from the Warrants Exercise Transaction and the April-May 2020 Offerings, the Company issued an aggregate of 24,204,682 ordinary shares, at exercise prices ranging from $0.75-$0.80 per share, for total gross proceeds of approximately $19,240 to the Company.

p)
On June 30, 2021, the Company entered into a definitive agreement with several institutional and accredited investors for the purchase and sale of 25,925,926 of the Company's ordinary shares and accompanying short-term warrants to purchase up to an aggregate of 25,925,926 of the Company's ordinary shares in a registered direct offering (the “June 2021 Registered Direct Offering”). The June 2021 Registered Direct Offering was consummated on July 2, 2021. The warrants are immediately exercisable and will expire three and one-half years from the issuance date at an exercise price of $1.50 per ordinary share, subject to certain adjustments. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. The Company also issued registered placement agent warrants to purchase up to an aggregate of 1,296,296 ordinary shares, substantially on the same terms as the warrants issued to the investors in the private placement, except they have an exercise price of $1.6875 per share. Upon any exercise of the warrants for cash, the Company agreed to pay the placement agent warrants to purchase up to 5.0% of the number of ordinary shares issued upon the cash exercise of the warrants (up to 1,296,296 warrants). As of December 31, 2021, warrants to purchase 25,925,926 ordinary shares held by certain investors and 1,296,296 warrants held by the placement agent, were outstanding. The Company received gross proceeds from the June 2021 Registered Direct Offering of approximately $35,000, or approximately $31,801, net of issuance expenses in the amount of $3,199. (See Note 17(2) regarding change of exercise price and term of exercise of date of 18,525,927 warrants).

q)
On October 14, 2014, the Company issued warrants to purchase an aggregate 18,464 ordinary shares (the “Pontifax Warrants”) to the Pontifax Funds in consideration of their commitment to provide to the Company, for no consideration, certain business development and chairman services. As of December 31, 2021, Pontifax Warrants to purchase 9,232 ordinary shares, with an exercise price of $60.72 per share, were outstanding.

r)	On March 3, 2022, the Company consummated registered direct offering. See Note 17(2).